Fees Summary	Oct. 30, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	40,052.51
Total Transaction Valuation	460,373,629
Total Offset Amount	0
Net Fee	$ 40,052.51
Offset Table N/A	N/A